Tax-Managed Small-Cap Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	25,695	$ 2,645,300
		$ 2,645,300
Automobile Components — 3.7%
Dorman Products, Inc.(1)	45,854	$ 6,105,919
LCI Industries	9,212	942,940
		$ 7,048,859
Banks — 13.2%
Commerce Bancshares, Inc.	60,261	$ 3,571,669
Community Financial System, Inc.	85,468	5,539,181
Cullen/Frost Bankers, Inc.	15,281	2,541,842
First Financial Bankshares, Inc.	64,658	2,272,082
Old National Bancorp	175,739	4,681,687
Southstate Bank Corp.	51,845	5,448,391
Stock Yards Bancorp, Inc.	9,779	832,193
		$ 24,887,045
Building Products — 10.1%
A.O. Smith Corp.	21,648	$ 1,301,694
Advanced Drainage Systems, Inc.	20,829	2,884,400
AZZ, Inc.	24,405	3,531,892
CSW Industrials, Inc.	23,203	7,400,133
Hayward Holdings, Inc.(1)	255,562	3,866,653
		$ 18,984,772
Capital Markets — 2.0%
Stifel Financial Corp.	44,768	$ 3,711,715
		$ 3,711,715
Chemicals — 4.6%
Balchem Corp.	23,203	$ 3,887,779
Quaker Chemical Corp.	29,326	4,707,409
		$ 8,595,188
Construction Materials — 1.0%
Knife River Corp.(1)	24,718	$ 1,808,616
		$ 1,808,616
Security	Shares	Value
Containers & Packaging — 1.1%
AptarGroup, Inc.	15,163	$ 2,031,235
		$ 2,031,235
Distributors — 1.2%
Pool Corp.	11,950	$ 2,219,235
		$ 2,219,235
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	18,206	$ 1,357,075
		$ 1,357,075
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	160,240	$ 5,013,910
		$ 5,013,910
Electric Utilities — 2.5%
IDACORP, Inc.	33,576	$ 4,798,346
		$ 4,798,346
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	4,629	$ 1,340,188
Badger Meter, Inc.	11,153	1,498,406
Knowles Corp.(1)	38,888	1,422,912
Ralliant Corp.	50,771	3,318,900
		$ 7,580,406
Financial Services — 0.6%
Flywire Corp.(1)	76,429	$ 1,223,628
		$ 1,223,628
Food Products — 2.0%
Freshpet, Inc.(1)	20,748	$ 1,235,336
Post Holdings, Inc.(1)	28,872	2,639,189
		$ 3,874,525
Health Care Providers & Services — 2.2%
Addus HomeCare Corp.(1)	8,819	$ 1,018,418
U.S. Physical Therapy, Inc.	39,982	3,160,977
		$ 4,179,395
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	26,714	$ 673,994
		$ 673,994

Tax-Managed Small-Cap Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.1%
Aramark	47,098	$ 2,683,173
Texas Roadhouse, Inc.	6,284	1,290,985
Wyndham Hotels & Resorts, Inc.	50,853	3,806,856
		$ 7,781,014
Household Durables — 1.2%
Installed Building Products, Inc.	5,688	$ 1,268,083
Meritage Homes Corp.	13,774	966,935
		$ 2,235,018
Household Products — 0.7%
WD-40 Co.	5,679	$ 1,289,928
		$ 1,289,928
Industrial REITs — 5.1%
EastGroup Properties, Inc.	18,473	$ 3,861,042
Rexford Industrial Realty, Inc.	57,077	2,155,798
Terreno Realty Corp.	50,154	3,593,534
		$ 9,610,374
Insurance — 4.6%
First American Financial Corp.	46,803	$ 3,509,757
Hamilton Insurance Group Ltd., Class B	110,165	3,961,533
White Mountains Insurance Group Ltd.	565	1,185,218
		$ 8,656,508
Life Sciences Tools & Services — 0.8%
Repligen Corp.(1)	10,365	$ 1,461,569
		$ 1,461,569
Machinery — 11.2%
Alliance Laundry Holdings, Inc.(1)	81,398	$ 2,146,465
Atmus Filtration Technologies, Inc.	44,450	2,294,953
Donaldson Co., Inc.	57,636	5,431,617
ESCO Technologies, Inc.	14,264	4,497,297
Franklin Electric Co., Inc.	53,989	5,653,728
Standex International Corp.	3,830	1,135,595
		$ 21,159,655
Oil, Gas & Consumable Fuels — 1.6%
California Resources Corp.	55,761	$ 2,934,144
		$ 2,934,144
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(1)	31,663	$ 1,314,015
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(1)	37,181	$ 3,060,740
Rambus, Inc.(1)	22,748	2,070,750
		$ 6,445,505
Software — 6.1%
ACI Worldwide, Inc.(1)	21,507	$ 1,232,996
Alkami Technology, Inc.(1)	58,096	1,055,604
Appfolio, Inc., Class A(1)	5,347	963,476
Bentley Systems, Inc., Class B	53,932	1,911,350
CCC Intelligent Solutions Holdings, Inc.(1)	434,738	2,647,554
Descartes Systems Group, Inc.(1)	29,716	2,233,455
Manhattan Associates, Inc.(1)	7,802	1,492,991
		$ 11,537,426
Specialty Retail — 2.9%
Valvoline, Inc.(1)	141,057	$ 5,417,999
		$ 5,417,999
Textiles, Apparel & Luxury Goods — 1.0%
Steven Madden Ltd.	42,713	$ 1,968,215
		$ 1,968,215
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	74,455	$ 3,273,786
EquipmentShare.com, Inc., Class A(1)	102,329	1,918,669
		$ 5,192,455
Total Common Stocks (identified cost $152,722,942)		$186,323,054

Short-Term Investments — 1.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(2)	2,677,462	$ 2,677,462
Total Short-Term Investments (identified cost $2,677,462)		$ 2,677,462
Total Investments — 100.2% (identified cost $155,400,404)		$189,000,516
Other Assets, Less Liabilities — (0.2)%		$ (349,705)
Net Assets — 100.0%		$188,650,811

Tax-Managed Small-Cap Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Abbreviations:
REITs	– Real Estate Investment Trusts
The Portfolio did not have any open derivative instruments at July 31, 2026.
Affiliated Investments
At July 31, 2026, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $2,677,462, which represents 1.4% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,275,840	$39,510,340	$(42,108,718)	$ —	$ —	$2,677,462	$80,015	2,677,462

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$186,323,054 *	$ —	$ —	$186,323,054
Short-Term Investments	2,677,462	—	—	2,677,462
Total Investments	$189,000,516	$—	$—	$189,000,516

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.